Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

25. REGULATORY CAPITAL REQUIREMENTS

A. General Regulatory Capital Information

Both the Corporation and the Bank are subject to various regulatory capital requirements, administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if taken, could have a direct material effect on the Corporation's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

B. S-3 Shelf Registration Statement and Offerings Thereunder

In June 2009, the Corporation filed a shelf registration statement (the "Shelf Registration Statement") which allows the Corporation to raise additional capital through offers and sales of registered securities consisting of common stock, warrants to purchase common stock, stock purchase contracts or units consisting of any combination of the foregoing securities. Using the prospectus in the Shelf Registration Statement, together with applicable prospectus supplements, the Corporation may sell, from time to time, in one or more offerings, any amount of such securities in a dollar amount up to $90,000,000, in the aggregate.

In addition to the shares issued through the Plan above, on May 18, 2010, through a registered direct stock offering, the Corporation issued 1,548,167 common shares, at a price of $17.00 per share, raising $24.6 million after deducting placement agent's fees and other offering expenses of $1.7 million.

On July 20, 2009, the Corporation filed with the Securities and Exchange Commission a prospectus supplement in order to register 850,000 common shares of its stock, under the Shelf Registration Statement in connection with a Dividend Reinvestment and Stock Purchase Plan (the "Plan"). The Plan allows for the grant of a request for waiver ("RFW") above the Plan maximum investment of $120 thousand per account per year. An RFW is granted based on a variety of factors, including the Corporation's current and projected capital needs, prevailing market prices of the Corporation's common stock and general economic and market conditions.

The Plan is intended to allow both existing shareholders and new investors to easily and conveniently increase their investment in the Corporation without incurring many of the fees and commissions normally associated with brokerage transactions. For the twelve months ended December 31, 2011 and 2010, the Corporation issued 448,377 and 119,175 shares, respectively, and raised $8.3 million and $2.0 million, respectively, through the Plan.

C. Private Transactions in Securities

In April 2009, the Bank raised $7.5 million in subordinated debt which qualified as Tier II capital. This subordinated debt bears interest at a rate per annum equal to the ninety day LIBOR rate plus 5.75% and is adjusted quarterly. Interest is payable quarterly and principal is due on June 15, 2019. The rate of interest is capped at 10.0% per annum during the first five years of the term.

In April 2009, in accordance with and reliance on the exemption provided by Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), the Corporation also sold 150,061 shares of its common stock, par value $1.00 per share ("Shares"), in a private placement of securities to a purchaser which qualifies as an accredited investor under Rule 501(a) of Regulation D under the Securities Act. The purchase price per Share was equal to the average closing price of shares of the Corporation's common stock on NASDAQ for the thirty trading days ending on April 16, 2009, which equaled $16.66 per Share. The aggregate purchase price for the Shares sold was $2.5 million. The Corporation did not pay any underwriting discounts or commissions and did not pay any brokerage fees in connection with the sale of the Shares. The Shares sold constituted, at the time, 1.7% of the outstanding shares of the Corporation's common stock, as determined immediately after the closing of the sale.

D. Shares Issued in Mergers and Acquisitions

In connection with the Acquisition of PWMG, the Corporation issued 322,101 common shares, valued at $6.7 million, to former shareholders of PWMG. These shares were registered on an S-3 registration statement filed by the Corporation in September 2011.

In connection with the Merger with FKF, the Corporation issued 1,630,053 common shares, valued at $26.5 million, to former shareholders of FKF. These shares were registered on an S-4 registration statement filed by the Corporation in January 2010.

E. Regulatory Capital Ratios

As set forth in the following table, quantitative measures have been established to ensure capital adequacy ratios required of both the Corporation and the Bank. Both the Corporation's and the Bank's Tier II capital ratios are calculated by adding back a portion of the loan loss reserve to the Tier I capital. The Corporation believes that as of December 31, 2011 and 2010, the Corporation and the Bank had met all capital adequacy requirements to which they were subject. Federal banking regulators have defined specific capital categories, and categories range from a best of "well capitalized" to a worst of "critically under capitalized." Both the Corporation and the Bank were classified as "well capitalized" as of December 31, 2011 and 2010.

See Note 16 – "Pension and Postretirement Benefit Plans" for certain information relating to accumulated other comprehensive income.

The Corporation's and the Bank's actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table:

	Actual		Minimum to be Well Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio
December 31, 2011
Total (Tier II) Capital to Risk Weighted Assets:
Corporation	$189,447	13.83%	$136,948	10%
Bank	196,090	14.37%	136,481	10%
Tier I Capital to Risk Weighted Assets:
Corporation	154,171	11.26%	82,169	6%
Bank	160,814	11.78%	81,899	6%
Tier I Capital to Quarterly Average Assets:
Corporation	154,171	8.97%	85,955	5%
Bank	160,814	9.37%	85,854	5%

December 31, 2010
Total (Tier II) Capital to Risk Weighted Assets:
Corporation	$186,657	13.71%	$136,142	10%
Bank	182,587	13.47%	135,556	10%
Tier I Capital to Risk Weighted Assets:
Corporation	153,806	11.30%	81,685	6%
Bank	149,742	11.05%	81,334	6%
Tier I Capital to Quarterly Average Assets:
Corporation	153,806	8.85%	86,926	5%
Bank	149,742	8.62%	86,828	5%